ACQUISITION (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 900	$ 0
Business Combination, Acquisition Related Costs	169
Net Income (Loss) Attributable to Parent, Total	(6,580)	$ (5,542)	$ (27,277)	$ (15,132)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	8,867
Diogenix [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	900
Net Income (Loss) Attributable to Parent, Total	$ 6,580
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	99,378,881
Business Acquisition, Share Price	$ 0.08
Payments to Acquire Businesses, Net of Cash Acquired	$ 8,850
Business Acquisition Contingent Payment In Cash	$ 2,000
Business Acquisition Discount Rate Assumed	30.40%